UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22516
ASGI Aurora Opportunities Fund, LLC (Exact name of registrant as specified in charter)
c/o Alternative Strategies Group, Inc.
401 South Tryon Street Charlotte, NC 28202 (Address of principal executive offices) (Zip code)
Lloyd Lipsett Wells Fargo Law Department J9201-210
200 Berkeley Street Boston, MA 02116 (Name and address of agent for service)
Registrant's telephone number, including area code: (866) 440-7460
Date of fiscal year end: March 31
Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ASGI Aurora Opportunities Fund, LLC

Financial Statements as of and for the
Six Months Ended September 30, 2012

ASGI Aurora Opportunities Fund, LLC

ASGI Aurora Opportunities Fund, LLC

Schedule of Investments (unaudited)
As of September 30, 2012

Strategy	Investments	Cost	Fair Value
Event-Driven - 10.70%	Cevian Capital II LP	$1,700,000	$1,767,632
	West Face Long Term Opportunities (USA) LP	2,500,000	2,717,910
			4,485,542
Long/Short Credit - 29.11%	Alden Global Distressed Opportunities Fund LP	350,493	285,789
	Centerbridge Credit Partners LP	2,000,000	2,269,306
	Columbus Hill Partners LP	1,625,000	1,680,728
	Monarch Opportunities Fund LP	1,500,000	1,602,308
	Redwood Domestic Fund LP	2,150,000	2,444,089
	Thoroughbred Fund LP	2,550,000	2,875,786
	York Credit Opportunities Fund LP	950,000	1,046,204
			12,204,210
Long/Short Equities - 27.60%	AKO Partners LP	1,300,000	1,433,918
	Broadway Gate Onshore Fund LP	1,396,700	1,545,669
	Cobalt Partners LP	500,000	512,139
	Greenlight Capital (Gold) LP	975,000	1,031,857
	Indus Asia Pacific Fund LP	1,271,491	1,226,546
	Indus Pacific Opportunities Fund LP	1,307,484	1,237,348
	Lansdowne Developed Markets Fund LP	1,250,000	1,348,368
	Miura Global Partners II LP	738,594	855,359
	Passport II LP	428,224	402,441
	Passport Special Opportunities Fund LP	500,000	438,097
	Scout Capital Partners II LP	1,439,638	1,546,030
			11,577,772
Macro - 17.76%	Astenbeck Commodities Fund II LP	1,775,000	1,702,477
	BlueTrend Fund LP	400,000	400,862
	Brevan Howard Multi-Strategy Fund LP	2,025,000	2,181,608
	CCP Quantitative Fund LP	400,000	442,316
	Discovery Global Opportunity Partners LP	1,950,000	2,192,195
	Dymon Asia Macro (US) Fund	550,000	525,668
			7,445,126
Opportunistic - 12.21%	Azentus Global Opportunities LP	1,375,000	1,283,700
	Eton Park Fund LP	1,098	1,045
	Luxor Capital Partners LP	1,270,648	1,221,287
	Orange Capital Domestic I LP	1,276,880	1,180,712
	York Select LP	1,750,000	1,432,006
			5,118,750
Total Investments (Cost - $39,206,250) - 97.38%			40,831,400
Other Assets and Liabilities, net - 2.62%			1,099,556
Members' Capital - 100.00%			$41,930,956

Percentages shown are stated as a percentage of Members' Capital as of September 30, 2012.  All investments in Investment Funds are non-income producing.

See accompanying notes to financial statements.

ASGI Aurora Opportunities Fund, LLC

Schedule of Investments (unaudited) (continued)
As of September 30, 2012

Investments by Strategy (as a percentage of total investments)
Long/Short Credit	29.89%
Long/Short Equities	28.35
Macro	18.23
Opportunistic	12.54
Event-Driven	10.99
100.00%

See accompanying notes to financial statements.

ASGI Aurora Opportunities Fund, LLC

Statement of Assets, Liabilities and Members’ Capital (unaudited)
As of September 30, 2012

Assets

Investments in Investment Funds at fair value (cost - $39,206,250)	$40,831,400
Cash and cash equivalents	4,823,137
Receivable for Investment Funds sold	3,026,814
Due from Adviser	253,786
Investments in Investment Funds paid in advance	125,000
Other prepaid assets	2,876
Total assets	49,063,013

Liabilities

Redemptions payable	6,134,276
Subscriptions received in advance	660,000
Professional fees payable	186,125
Management fee payable	79,387
Trustees' fee payable	13,419
Accrued expenses and other liabilities	58,850
Total liabilities	7,132,057

Members' Capital

Total members' capital	$41,930,956

Members' Capital per Class

Class I Interests	$39,005,871
Class A Interests	$2,850,305
Special Member Interests	$74,780

See accompanying notes to financial statements.

ASGI Aurora Opportunities Fund, LLC

Statement of Operations (unaudited)
For the Six Months Ended September 30, 2012

Investment Income

Interest	$1,009

Fund Expenses

Professional fees	332,146
Management fee	248,466
Administrative and custodian fees	108,396
Trustees' fees	23,677
Commitment fees	16,267
Other operating expenses	21,765
Total expenses	750,717
Less: reimbursement from Adviser	(253,786)
Net expenses	496,931
Net investment loss	(495,922)

Net Realized and Unrealized Loss on Investments

Net realized loss on investments in Investment Funds	(1,093,366)
Net change in unrealized appreciation from investments in Investment Funds	888,713
Total net realized and unrealized loss on investments	(204,653)
Net decrease in members' capital resulting from operations	$(700,575)

See accompanying notes to financial statements.

ASGI Aurora Opportunities Fund, LLC

Statements of Changes in Members’ Capital

	For the Six Months Ended September 30, 2012 (unaudited)

	Special Member	Class I	Class A	Total

Members' capital - beginning of period	$83,361	$49,783,757	$1,461,221	$51,328,339

Capital contributions	-	4,967,000	1,389,640	6,356,640

Tenders	-	(15,053,448)	-	(15,053,448)

Performance allocation	(8,581)	9,446	(865)	-

Net (decrease)/increase in members' capital resulting from operations	-	(700,884)	309	(700,575)

Members' capital - end of period	$74,780	$39,005,871	$2,850,305	$41,930,956

	For the Year Ended March 31, 2012		For the Period from January 1, 2012(a) to March 31, 2012

	Special Member	Class I	Class A	Total

Members' capital - beginning of year	$15,104	$26,742,381	$-	$26,757,485

Capital contributions	-	34,499,000	1,426,000	35,925,000

Tenders	(5,863)	(10,022,760)	-	(10,028,623)

Performance allocation	74,120	(70,206)	(3,914)	-

Net (decrease)/increase in members' capital resulting from operations	-	(1,364,658)	39,135	(1,325,523)

Members' capital - end of year	$83,361	$49,783,757	$1,461,221	$51,328,339

(a) Date of first Member subscription into the class

See accompanying notes to financial statements.

ASGI Aurora Opportunities Fund, LLC

Statement of Cash Flows (unaudited)
For Six Months Ended September 30, 2012

Cash Provided by Operating Activities

Net decrease in members' capital resulting from operations	$(700,575)

Adjustments to reconcile net decrease in members' capital resulting from operations to net cash used in operating activities:
Purchases of Investment Funds	(2,325,000)
Proceeds from the disposition of investments in Investment Funds	8,413,874
Net realized loss on investments in Investment Funds	1,093,366
Net change in unrealized appreciation from investments in Investment Funds	(888,713)
Decrease in investments in Investment Funds paid in advance	1,600,000
Decrease in investments in Investment Funds sold receivable	4,053,725
Increase in due from Adviser	(236,393)
Decrease in other prepaid assets	14,795
Decrease in management fee payable	(68,308)
Decrease in professional fees payable	(31,625)
Increase in trustees' fee payable	2,123
Decrease in accrued expenses and other liabilities	(53,157)
Net cash provided by operating activities	10,874,112

Cash Used in Financing Activities

Capital contributions (net of decrease in capital contributions received in advance of $435,640)	5,921,000
Payments for Tenders (net of decrease in payable for tenders of $3,888,484)	(18,941,932)
Net cash used in financing activities	(13,020,932)

Cash and Cash Equivalents

Net decrease in cash and cash equivalents	(2,146,820)
Cash and cash equivalents at beginning of period	6,969,957
Cash and cash equivalents at end of period	$4,823,137

See accompanying notes to financial statements.

ASGI Aurora Opportunities Fund, LLC

Financial Highlights

	Class I

	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Period from January 3, 2011(a) to March 31, 2011

Total return:
Total return before performance allocation	(0.93%)	(5.03%)	0.60%
Performance allocation	0.01%	(0.13%)	(0.06%)

Total return after performance allocation	(0.92%)	(5.16%)	0.54%

Ratios to average members' capital:
Net investment loss(b) (c)	(1.95%)	(2.00%)	(2.00%)

Total expenses before reimbursement(b) (c)	3.02%	2.64%	7.75%
Expense reimbursement(b) (c)	(1.02%)	(0.64%)	(5.75%)
Performance allocation(b)	(0.02%)	0.15%	0.06%

Total expenses and performance allocation(b) (c)	1.98%	2.15%	2.06%

Members' capital, end of period (in thousands)	$39,006	$49,784	$26,757

Portfolio turnover (d)	5.20%	27.93%	0.00%

	Class A

	For the Six Months Ended September 30, 2012 (unaudited)		For the Period from January 1, 2012(e) to March 31, 2012

Total return:
Total return before performance allocation	(0.93%)		6.19%
Performance allocation	0.00%	(f)	(0.62%)

Total return after performance allocation	(0.93%)		5.57%

Ratios to average members' capital:
Net investment loss(b) (c)	(2.08%)		(2.04%)

Total expenses before reimbursement(b) (c)	3.09%		1.69%
Expense reimbursement(b) (c)	(1.09%)		0.35%
Performance allocation(b)	0.04%		0.46%

Total expenses and performance allocation(b) (c)	2.04%		2.50%

Members' capital, end of period (in thousands)	$2,850		$1,461

Portfolio turnover (d)	5.20%		27.93%

(a)	Inception date.
The expenses and net investment loss ratios do not include expenses of the Investment Funds in which the Fund invests.
(c)	Annualized for periods less than one year.
(d)	Not annualized.
(e)	Date of first Member subscription into class following inception.
(f)	The percentage is less than .005%.

See accompanying notes to financial statements.

ASGI Aurora Opportunities Fund, LLC

Notes to Financial Statements (unaudited)
As of and for the Six Months Ended September 30, 2012

1.  Organization

ASGI Aurora Opportunities Fund, LLC (the “Fund”), a Delaware limited liability company, has been registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) since January 3, 2011.  The Fund is a closed-end management investment company.  Alternative Strategies Group, Inc. (the “Adviser”), a North Carolina corporation, is the investment adviser to the Fund.  The Adviser has retained Aurora Investment Management L.L.C., a Delaware limited liability company, to act as the subadviser to the Fund (the “Subadviser”).  The Subadviser has been engaged by the Fund and the Adviser to formulate and implement the Fund’s investment program.

The Fund’s investment objective is to generate consistent long-term capital appreciation with diversification of risk through the use of a “multi-manager, multi-strategy” global investment strategy. The Fund will attempt to invest broadly across worldwide markets which may include the United States and North America, Latin America, Eastern and Western Europe and Asia.

The Fund seeks to accomplish this objective by allocating its capital primarily among a select group of collective investment vehicles (“Investment Funds”) managed by experienced investment managers (“Investment Managers”) that implement a number of different alternative investment strategies and invest in a variety of worldwide markets.  However, the Fund does not follow a rigid investment policy and is not restricted from participating in any market, strategy or investment other than as set forth hereunder or under the terms of the 1940 Act.

The Fund’s Board of Managers (the “Fund Board”) provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business.  The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Valuation of investments in Investments Funds – The Fund values its investments in the Investment Funds at fair value in accordance with procedures established in good faith by the Fund Board, which value ordinarily will be the value of an interest in an Investment Fund determined by the Investment Manager as reported by a third party administrator of the Investment Fund in accordance with the policies established by the Investment Fund, absent information indicating that such value does not represent the fair value of the interest.  The Fund could reasonably expect to receive this amount from the Investment Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.  Due to the nature of the investments held by the Investment Funds, changes in market conditions and the economic environment may significantly impact the value of the Investment Funds and the fair value of the Fund’s interests in the Investment Funds.  Furthermore, changes to the liquidity provisions of the Investment Funds may significantly impact the fair value of the Fund’s interests in the Investment Funds.  Under some circumstances, the Fund or the Adviser may determine, based on other information available to the Fund or the Adviser, that an Investment Fund’s reported valuation does not represent fair value.  If it is determined that the Investment Fund’s reported valuation does not represent fair value, the Adviser may choose to make adjustments to reflect the fair value.  As of September 30, 2012, no such adjustments were deemed necessary by the Adviser.  In addition, the Fund may not have an Investment Fund’s reported valuation as of a particular fiscal period end.  In such cases, the Fund would determine the fair value of such an Investment Fund based on any relevant information available at the time.  The Fund Board has also established procedures for the valuation of investment securities, if any, held directly by the Fund.

ASGI Aurora Opportunities Fund, LLC

Notes to Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

(b) Income taxes – The Fund, as a limited liability company, is classified as a partnership for federal tax purposes.  Accordingly, no provision for federal income taxes is required.

In accounting for income taxes, the Fund follows the guidance in Financial Accounting Standards Board (“FASB”) ASC 740 as amended by ASU 2009-06, Accounting for Uncertainty in Income Taxes.  ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements.  There were no uncertain tax positions as of September 30, 2012.  Changes to the Fund’s federal income tax classification are discussed in more detail in Note 12.

(c) Security transactions and investment income – The Fund’s transactions are accounted for on a trade-date basis.  Realized gains and losses on the Fund transactions are determined on the average cost basis.  Interest income is recognized on the accrual basis.  Dividend income is recognized on the ex-dividend date.  The Fund will indirectly bear a portion of the Investment Funds’ income and expenses, including management fees and incentive fees charged by the Investment Funds.  That income and those expenses are recorded in the Fund’s financial statements as unrealized appreciation/depreciation and not as income or expense on the statement of operations or in the financial highlights.

(d) Cash and cash equivalents – The Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such account. All interest income earned will be paid to the Fund.

(e) Distributions – The Fund presently does not intend to make periodic distributions of its net income or gains, if any, to investors (the “Members”).  The amount and times of distributions, if any, will be determined in the sole and absolute discretion of the Fund Board.  Changes to the Fund’s distribution policy are discussed in more detail in Note 12.

(f) Use of estimates – The preparation of the Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Financial Statement.  Actual results could differ from those estimates.

ASGI Aurora Opportunities Fund, LLC

Notes to Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

(g) Fund expenses – The Fund bears all expenses incurred in its business and operations.  Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses.  Operating expenses also include: (1) investment related expenses, including, but not limited to, brokerage commissions, research fees, and other transactions costs; (2) interest and commitment expense on any borrowings; and (3) all costs and expenses associated with the registration of the Fund under, and in compliance with, any applicable federal and state laws.  Such expenses are pro rated among all Members.

(h) Expense limitation agreement – Through January 31, 2013, the Adviser has contractually agreed to limit the total annualized ordinary fund-wide operating expenses to 2.00%. Members holding limited liability company interests designated as Class I (“Class I Interests”) have no class-specific expenses. Members holding limited liability company interests designated as Class A (“Class A Interests”) will pay (in addition to up to 2.00% in fund-wide expenses) an additional annualized amount of up to 0.75% (the investor distribution and servicing fee), for a total of up to 2.75%. Ordinary fund-wide operating expenses exclude the Fund’s borrowing and other investment-related costs, investment Fund and Investment manager fees and expenses, the Fund’s performance allocation (if any), taxes, litigation and indemnification expenses, judgments, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Ordinary fund-wide operating expenses include the Fund’s start-up, offering and organizational expenses.

Accordingly, the Adviser is permitted to recover from the fund expenses it has borne (whether through reduction of its management fee or otherwise) in late periods to the extent that the Fund’s ordinary fund-wide operating expenses (exclusive of the investor distribution and servicing fee charged to Class A Interests) fall below the annualized rate of 2.00% per year. The Fund, however, is not obligated to pay any such amount more than three years after the end of the fiscal year in such the Adviser deferred a fee or reimbursed an expense. Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate set forth above.

As of September 30, 2012, amounts subject to recoupment within three years after the end of the fiscal year in which the Adviser reimbursed the expense were as follows:

Amount	Date
$368,421	March 31, 2014
$291,866	March 31, 2015

As of September 30, 2012, expenses reimbursable by the Adviser and receivable to the Fund was $253,786.

(i) Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the “Administrator”) serves as the Administrator to the Fund.  Under an agreement made between the Administrator and the Fund, the following annual fee will be calculated upon the Fund’s beginning of the month’s net assets and paid monthly:

0.085% of the first $200 million of beginning of month net assets;
0.070% of the next $200 million of beginning of month net assets; and
0.050% of beginning of month net assets in excess of $400 million.

The Fund also pays the Administrator certain fixed fees for financial statement preparation and other services.

The Bank of New York Mellon (the “Custodian”) serves as the Custodian to the Fund.  Under an agreement made between the Custodian and the Fund, the annual fee will be calculated upon the Fund’s assets under custody and paid monthly as 0.020% on assets under custody.

The Fund also pays the Custodian certain fixed fees for transactions and other services.

ASGI Aurora Opportunities Fund, LLC

Notes to Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

3.   Related Party Transactions

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions. Fees incurred with related parties during the year are disclosed in the Statement of Operations and may include the following:

(a) Investor distribution and servicing fee – Under the terms of the wholesaling and placement agent agreement between the Fund and Alternative Strategies Brokerage Services, Inc. (the “Placement Agent”), the Placement Agent is authorized to retain brokers, dealers and certain financial advisors for distribution services and to provide ongoing investor services and account maintenance services to Members purchasing Interests that are their customers.

The Fund pays a quarterly fee out of the net assets of Class A Interests at the annual rate of 0.75% of the aggregate net asset value of Class A Interests that have been outstanding for more than twelve (12) months, determined and accrued as of the last day of each calendar month (before any repurchases of Class A Interests) and paid to the Placement Agent quarterly (the “Investor Distribution and Servicing Fee”).  The Investor Distribution and Servicing Fee is charged on an aggregate class-wide basis, and investors in Class A Interests will be subject to the Investor Distribution and Servicing Fee regardless of how long they have held their Class A Interests. The Investor Distribution and Servicing Fee is paid to the Placement Agent to reimburse it for payments made to investor service providers and for the Placement Agent’s ongoing investor servicing.  Pursuant to the conditions of an exemptive order issued by the SEC, the Investor Distribution and Servicing Fee is paid pursuant to a plan adopted by the Fund in compliance with Rule 12b-1 under the 1940 Act with respect to Class A Interests.  Class I Interests are not subject to the Investor Distribution and Servicing Fee.

For the six months ended September 30, 2012, there were no Investor Distribution and Servicing Fees paid to the Placement Agent.

(b) Placement fees – Under the terms of the wholesaling and placement agent agreement between the Fund and the Placement Agent, the Placement Agent and its sub-agents are entitled to receive a placement fee based on the gross amount of Class A Interests purchased by a Member (the “Class A Interest Placement Fee”).  In determining the applicable Class A Interest Placement Fee at the time of investments in Class A Interests, the amount of a Member’s investment in Class A Interests (whether initial or additional) will be aggregated with the value of (i) the Member’s investments in interests subject to a placement fee of any collective investment vehicle advised by the Adviser and (ii) investments in interests subject to a placement fee of any collective investment vehicle advised by the Adviser held by the Member’s “Immediate Family Members” (as defined in the Fund’s subscription agreement).  The Member must indicate in the subscription agreement who such “Immediate Family Members” are and the amounts of their investments.

The Class A Interest Placement Fee shall be deducted from the initial or optional additional contribution provided by the Member and is as follows:

Current Value of Class A Interests	Placement Fee

Less than $500,000	2.00%
$500,000 to less than $1,000,000	1.00%
$1,000,000 or more	0.50%

For the six months ended September 30, 2012, Class A Interest Placement Fees paid by Members upon subscription into the Fund were $28,360.

ASGI Aurora Opportunities Fund, LLC

Notes to Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

(c) Investment advisory fees – Amounts payable to the Adviser at September 30, 2012 are disclosed in Note 4.

(d) Trustees’ fees – For the six months ended September 30, 2012, the Fund paid Trustees’ fees, including out of pocket expense, of $23,677.  As of September 30, 2012, amounts payable to the Trustees’ were $13,419.

4.  Investment Advisory Agreement

The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”). The Adviser also serves as investment adviser to other investment funds, some of which utilize a multi-manager, multi-strategy investment approach. Although the Adviser is registered with the CFTC as a “commodity trading adviser,” it operates the Fund as if it was exempt from registration under CFTC Rule 4.14(a)(8). The Fund is not required to register as a “commodity pool operator” pursuant to CFTC Rule 4.5. It should be noted, however, that the CFTC has adopted certain rules that significantly affect the exemption available to the Fund.  These rules are not yet effective and their scope of application is still uncertain.  At this time, there is no certainty that the Fund, the Adviser, the Subadviser or other parties will be able to rely on these exclusions and exemptions in the future.  Additional CFTC regulation (or a choice to no longer use strategies that trigger additional regulation) may cause the Fund to change its investment strategies or to incur additional expenses.

Subject to policies adopted by the Fund Board and applicable law, the Adviser is responsible for appointing the Subadviser to manage the Fund’s investments, monitoring the Subadviser’s management of the Fund, and implementing the Fund’s compliance program.  Subject to the limitations set forth in the subadvisory agreement, the Adviser has the ability to restrict initial/additional investment in an Investment Fund and/or remove an Investment Fund from the portfolio, although it does not currently intend to use this ability to manage the portfolio or restrict the Subadviser’s discretion.

Pursuant to an agreement with the Adviser and the Fund, the Subadviser is responsible for the selection and monitoring of Investment Funds as well as direct investments of the Fund, and for day-to-day management of the Fund’s investment activities and holdings.

The Adviser holds a non-voting special member interest (the “Special Member Account”) in the Fund for the purpose of receiving the Performance Allocation.  The Adviser may also invest in the Fund, in which case it will hold an Interest in the Fund.

The Fund pays the Adviser each month a fee (“Management Fee”) equal to one-twelfth of 1.00% of the aggregate net asset value of outstanding interests (“Interests”) determined as of the last calendar day of that month (before any repurchases of Interests).  For the six month period ended September 30, 2012, the Fund paid the Adviser Management Fees of $248,466.  The Management Fee payable September 30, 2012 was $79,387.  The Adviser pays the Subadviser a portion of the Management Fee as described in the subadvisory agreement among the Adviser, Subadviser, and the Fund.

In addition to the Management Fee, the Adviser is entitled to receive from the Fund a performance allocation (“Performance Allocation”) that, if earned, will be deducted from Capital Accounts of Members at the end of each Incentive Period and credited to the Special Member Account.  The Performance Allocation applies to both Class A Interest and Class I Interests.  An “Incentive Period” with respect to a Member begins on the day of such Member’s contribution of capital to the Fund or on the day immediately following the last calendar day of the preceding Incentive Period and ends at the close of business on the first to occur of the following dates: (1) the last day of each taxable year, (2) the date of a repurchase of all or a portion of a Member’s Interest, or (3) the date of the termination of the Subadviser.  The Subadviser will be paid a performance fee by the Adviser equal to the amount of the Performance Allocation.

ASGI Aurora Opportunities Fund, LLC

Notes to Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

The Performance Allocation for each Incentive Period is equal to 10% of the amount, if any, of: (1) the net profits allocated to each Member’s Capital Account(s) for the Incentive Period in excess of any net losses so allocated for such Incentive Period; above (2) any Loss Carryforward Amount(s) (as defined below) applicable to a Member’s Capital Account.

If, for any Incentive Period, net losses allocated to a Member’s Capital Account exceed net profits so allocated, a “Loss Carryforward Amount” in the amount of such excess will be established for that Capital Account. Loss Carryforward Amounts are cumulative with respect to prior Incentive Periods, and no Performance Allocation is debited from a Member’s Capital Account until subsequent allocations of net profits reduce that Capital Account’s Loss Carryforward Amount(s) to (but not below) zero. This establishes what is commonly referred to as a “high water mark” with respect to Performance Allocation calculations.

The Loss Carryforward Amount will be reduced proportionally with respect to any transfers, distributions, withdrawals and repurchases applicable to a Member’s Capital Account.

For the six months ended September 30, 2012, the total Performance Allocation deducted from the Special Member Account was $8,581.

Changes to the Management Fee and Performance Allocation paid by the Fund to the Adviser are discussed in more detail in Note 12.

5.  Investment Transactions

For the six months ended September 30, 2012, purchases of Investment Funds were $2,325,000 and proceeds from sales of Investment Funds were $8,413,874.

6.  Investments in Investment Funds

The Adviser and Subadviser monitor the performance of Investment Funds.  Such monitoring procedures include, but are not limited to, monitoring market movements in the Investment Funds’ portfolio investments, comparing performance to industry benchmarks, in depth conference calls and site visits with the Investment Fund Investment Managers.

Complete information about the underlying investments held by the Investment Funds is not readily available, so it is unknown whether the Fund, through its aggregate investment in Investment Funds, holds any single investment whereby the Fund’s proportionate share exceeds 5% of the Fund’s net assets at September 30, 2012.

The following table summarizes the Fund’s investments in the Investment Funds as of September 30, 2012, none of which were related parties.  The Fund indirectly bears fees and expenses as an investor in the Investment Funds.  Each investment of each Investment Fund will pay the Investment Manager of the Investment Fund a management fee.  The fee rate will vary and is expected to range from 0.75% to 2.00% per annum of the net asset value of that Investment Fund.  Additionally, the Investment Manager of the Investment Fund will generally receive an incentive allocation from each investment equal to 15% to 30% of any net new appreciation of that series as of the end of each performance period for which an incentive allocation is determined.

ASGI Aurora Opportunities Fund, LLC

Notes to Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

	% of Investment Fund's Total Fair Value	Fair Value	Net Change in Unrealized Appreciation / (Depreciation)	Realized Gain / (Loss)	Redemptions Permitted

Investment Funds
Thoroughbred Fund LP	7.0%	$2,875,786	$114,606	$-	Annually
West Face Long Term Opportunities (USA) LP	6.7	2,717,910	(24,702)	-	Quarterly
Redwood Domestic Fund LP	6.0	2,436,877	125,066	-	Annually
Centerbridge Credit Partners LP Unrestricted	5.5	2,248,528	74,730	-	Quarterly
Brevan Howard Multi-Strategy Fund LP	5.4	2,181,608	41,252	-	Monthly
Discovery Global Opportunity Partners LP	5.4	2,192,195	43,921	-	Quarterly
Cevian Capital II LP	4.3	1,767,632	26,834	-	Annually
Astenbeck Commodities Fund II LP	4.2	1,702,477	(116,536)	-	Monthly
Monarch Opportunities Fund LP	3.9	1,602,308	72,711	-	Biannually
Scout Capital Partners II LP	3.8	1,546,030	40,139	-	Quarterly
Broadway Gate Onshore Fund LP	3.8	1,545,669	7,030	21,700	Quarterly
AKO Partners LP	3.5	1,433,918	60,758	-	Quarterly
York Select LP	3.5	1,432,006	(147,087)	-	Quarterly
Lansdowne Developed Markets Fund LP	3.3	1,348,368	(4,581)	-	Monthly
Azentus Global Opportunities LP	3.1	1,283,700	(17,769)	-	Quarterly
Indus Pacific Opportunities Fund LP	3.0	1,237,348	(15,283)	-	Quarterly
Indus Asia Pacific Fund LP	3.0	1,226,546	(31,365)	-	Quarterly
Luxor Capital Partners LP	3.0	1,221,287	(63,461)	(7,096)	Quarterly
Orange Capital Domestic I LP	2.9	1,180,712	(100,036)	(24,363)	Quarterly
Greenlight Capital (Gold) LP	2.5	1,031,857	56,857	-	Annually
Miura Global Partners II, LP	2.1	855,359	29,861	21,286	Monthly
Columbus Hill Partners LP Class B UN	2.1	851,023	195	-	Annually
Columbus Hill Partners LP Class A UN	2.0	829,705	(1,485)	-	Annually
York Credit Opportunities Fund LP Class A	1.7	681,068	23,241	-	Annually
Dymon Asia Macro (US) Fund	1.3	525,668	(16,793)	-	Monthly
Cobalt Partners LP	1.3	512,139	(44,464)	16,615	Semi-Annually
Passport Special Opportunities Fund LP UN	1.0	426,136	(61,419)	-	Semi-Annually
Passport II LP	1.0	402,441	57,155	(22,600)	Quarterly
Blue Trend Fund LP	1.0	400,862	20,367	-	Monthly
York Credit Opportunities Fund LP Class B	0.9	365,136	11,736	-	Annually
Alden Global Distressed Opportunities Fund LP	0.7	285,789	220,789	(452,168)	Monthly
CCP Quantitative Fund LP Aristarchus Class	0.5	221,425	21,425	-	Monthly
CCP Quantitative Fund LP Euler Class	0.5	220,891	20,891	-	Monthly
Centerbridge Credit Partners LP Unrestricted SI	0.1	20,778	1,276	-	Biannually
Passport Special Opportunities Fund LP UN SPI	0.0	11,961	(6,633)	-	Semi-Annually
Redwood Domestic Fund LP SP	0.0	7,212	-	-	Annually
Eton Park Fund LP SI	0.0	1,045	(40)	-	Quarterly
Avantium Liquid EM Macro Fund LP	0.0	-	-	26,057	Monthly
Eton Park Fund LP	0.0	-	33,069	(52,488)	Quarterly
Lansdowne Global Financials Fund LP	0.0	-	148,199	(209,596)	Monthly
Point Lobos Partners LP	0.0	-	52,459	(58,194)	Quarterly
SR Global Fund LP	0.0	-	235,801	(352,519)	Monthly
Total Investments in Investment Funds	100.0%	$40,831,400	$888,713	$(1,093,366)

ASGI Aurora Opportunities Fund, LLC

Notes to Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

The following is a summary of the investment strategies of the investments in the Investment Funds held in the Fund as of September 30, 2012.

Long/Short Equities strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued.  Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities Investment Managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short).  Investment Managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions.  Investment Managers in this strategy usually employ a low to moderate degree of leverage.

Opportunistic strategies generally involve Investment Managers exercising discretion in allocating capital among several types of arbitrage, event-driven and directional strategies (e.g., long/short equities, relative value, long/short credit, activist, volatility trading and capital structure arbitrage).  Capital is opportunistically allocated as such Investment Managers perceive each strategy’s opportunity set changing with market conditions.

Event-Driven strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, Member activism, or other special situations which alter a company’s financial structure or operating strategy.  Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize.  In addition, accurately forecasting the timing of an event is an important element impacting the realized return.  The use of leverage varies considerably.

Macro strategies generally involve fundamental, discretionary, directional trading in currencies, commodities, bonds and equities.  Investment Managers utilizing Macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture.  Most Investment Managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments.  Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Long/Short Credit strategies generally involve Investment Managers taking both long and short positions in credit related instruments, such as corporate bonds, bank loans, trade claims, emerging market debt and credit derivatives (e.g., credit default swaps).  Investment Managers utilizing this strategy usually invest in companies in financial difficulty, reorganization or bankruptcy and their portfolios often are concentrated in debt instruments.  The use of leverage varies considerably.  Investment Managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage.  Although Long/Short Credit strategies typically involve positions in debt instruments and credit derivatives, the Investment Managers implementing this strategy generally perform extensive research on companies and may use this information to invest both long and short in the equity securities of such companies.

While redemptions are permitted as noted in the table above for the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the Investment Manager of the Investment Fund.  Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund’s ability to make withdrawals from those Investment Funds.  The Fund had no unfunded capital commitments as of September 30, 2012.

ASGI Aurora Opportunities Fund, LLC

Notes to Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

7.  Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

● Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.
● Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.
● Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The Adviser considers subscriptions and redemption rights, including any restrictions on the disposition of the interest, in its determination of fair value. Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of fiscal year end. All other investments in Investment Funds are classified as Level 3.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's members' capital as of September 30, 2012 is as follows:

	Total Fair Value at September 30, 2012	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Description
Event-Driven	$4,485,542	$-	$3,430,547	$1,054,995
Long/Short Credit	12,204,210	-	5,013,466	7,190,744
Long/Short Equities	11,577,772	-	8,770,156	2,807,616
Macro	7,445,126	-	7,445,126	-
Opportunistic	5,118,750	-	4,154,930	963,820
	$40,831,400	$-	$28,814,225	$12,017,175

ASGI Aurora Opportunities Fund, LLC

Notes to Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in Investment Funds
Balance, as of April 1, 2012	$19,427,208
Realized (loss)	(43,645)
Change in unrealized appreciation/depreciation	269,386
Purchases	975,000
(Sales)	(659,480)
Transfers into Level 3	285,970
Transfers out of Level 3	(8,237,264)
Balance, as of Sepetmber 30, 2012	$12,017,175

There were no transfers between Level 1 and Level 2 investments for the six months ended September 30, 2012.  Transfers from Level 2 into Level 3 for the six months ended September 30, 2012 was $285,970.  Transfers from Level 3 into Level 2 for the six months ended September 30, 2012 was $8,237,264.  The net change in unrealized appreciation on Level 3 investments in Investment Funds still held as of September 30, 2012 was ($279,288).

8.  Capital Transactions

The Fund offers two separate classes of Interests, Class A Interests and Class I Interests, to investors eligible to invest in the Fund.

The Fund intends to accept initial and additional contributions for interests on contribution dates, which occur only once each month, effective as of the opening of business on the first calendar day of the month.  All Class A Interest subscriptions accepted into the Fund are received net of Class A Interest Placement Fees charged.  Interests will be sold as of the date on which the contribution is accepted.  The minimum initial and minimum additional investment requirements may be reduced or increased by the Fund Board.

To provide a limited degree of liquidity to Members, the Fund from time to time will offer to repurchase outstanding Interests (other than amounts held in the Special Member Account) pursuant to written tenders by Members.  Repurchase offers will be made at such times and on such terms as may be determined by the Fund Board in its sole discretion and generally will be offers to repurchase an aggregate specified dollar amount of outstanding Interests.  The Adviser expects to recommend ordinarily that the Fund Board authorize the Fund to offer to repurchase Interests from Members quarterly.  If the interval between the date of purchase of Interests and repurchase of Interests is less than one year, then such repurchase will be subject to a 2% early withdrawal fee.

ASGI Aurora Opportunities Fund, LLC

Notes to Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

For the six months ended September 30, 2012, transactions in the Fund's Interests were as follows:

	Subscriptions	Tenders

Class I	$4,967,000	$(15,053,448)

Class A	1,389,640	-
	$6,356,640	$(15,053,448)

9. Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred.  However, based on the Adviser’s and the Subadviser’s experience, the Fund believes the risk of loss from these arrangements to be remote.

10.  Risk Factors

An investment in the Fund involves various risks. The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.

11. Line of Credit Arrangements

The Fund maintains a committed, secured line of credit with Société Générale.  The facility has the following terms: (a) interest rate of applicable LIBOR rate plus 1.75% per annum, (b) a commitment fee of 0.80% per annum of the unborrowed commitment amount, and (c) a committed amount of $4,000,000.

For the six month period ended September 30, 2012, the Fund had no borrowings.  As of September 30, 2012, there was no outstanding balance under the line of credit facility.  There was no interest expensed and there was no outstanding interest fee payable as of September 30, 2012.

Commitment fees of $16,267 were expensed and are included in the accompanying statement of operations.  Commitment fees payable as of September 30, 2012 were $2,667.

The Fund is required to meet certain financial covenants, such as limiting the amount of debt, as defined in the line of credit facility, to be the lesser of (a) 30% of the Fund’s members’ capital and (b) 100% of the Fund’s members’ capital minus the capital-at-risk as defined in the line of credit facility.

12.  Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through the date of financial statement issuance.

ASGI Aurora Opportunities Fund, LLC

Notes to Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

Subsequent to the period end, the Fund received additional capital contributions of $500,000.

Additionally, effective January 1, 2013:

1.
The Fund intends to elect to be treated, and expects each year to qualify, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended.  For each taxable year that the Fund so qualifies, the Fund will not be subject to federal income tax on that part of its taxable income that it distributes to Members.    Such distributions will be paid to Members at least annually.  Each Member will automatically be a participant under the Fund’s Dividend Reinvestment Plan (“DRP”) and have all distributions automatically reinvested into the Fund.  Election by a Member not to participate in the DRP and to receive all income dividends and/or capital gain distributions, if any, in cash may be made by providing notice to the Fund.

2.
The Management Fee paid by the Fund to the Adviser will increase from one-twelfth of 1.00% to one-twelfth of 1.25% of the aggregate net asset value of outstanding Interests per month.  Additionally, the Performance Allocation paid by the Fund to the Adviser will be eliminated.

3.
The Fund intends to transfer its holdings in certain Investment Funds into the name of a wholly-owned domestic subsidiary, ASGI Aurora Special Onshore Asset Holdings, Inc., in order to ensure its qualification as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended.

4.
The Fund intends to transition its holdings in certain Investment Funds to investment funds organized outside of the United States that are classified as passive foreign investment companies (“PFICs”) and managed by the same respective investment manager.

ASGI Aurora Opportunities Fund, LLC

Supplemental Information (unaudited)

The Board of Managers of the Fund

The Fund Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business. The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

The managers of the Fund Board (“Managers”) are not required to hold Interests in the Fund. A majority of the Managers are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (collectively, the “Independent Managers”). The Independent Managers perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

The identity of the Managers and officers of the Fund and brief biographical information regarding each such person during the past five years is set forth below. Each Manager who is deemed to be an “interested person” of the Fund, as defined in the 1940 Act (an “Interested Manager”), is indicated by an asterisk. The business address of each person listed below is 401 South Tryon Street, Charlotte, NC 28202.

Managers

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Managers	Other Directorships Held by Managers During the Last 5 Years
Adam Taback* Age: 41	Manager, President	Since 2010	President, Alternative Strategies Group, Inc., since 2001; President, Wells Fargo Alternative Asset Management, LLC, since 2011; President, Alternative Strategies Brokerage Services, Inc., since 2010.	4
Chairman of the Board of Trustees, ASGI Agility Income Fund, since 2010; Chairman of the Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Chairman of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011.

James Dean Age: 56	Manager	Since 2010	Dean, Associate Dean, Kenan-Flagler Business School, UNC Chapel Hill, since 1998.	4
Trustee, ASGI Agility Income Fund, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Member of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011.

James Dunn Age: 39	Manager	Since 2010	Vice President, Chief Investment Officer, Wake Forest University, since 2009; Managing Director, Chief Investment Officer, Wilshire Associates, 2005-2009.	4
Trustee, ASGI Agility Income Fund, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Member of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011.

Stephen Golding Age: 63	Manager	Since 2010	Chief Financial Officer, Vice President Finance and Administration, Ohio University, since 2010.	4
Trustee, Washington College, since 2003; Trustee, ASGI Agility Income Fund, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Member of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011; Trustee, Wells College, since September 2012.

ASGI Aurora Opportunities Fund, LLC

Supplemental Information (unaudited) (continued)

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Managers	Other Directorships Held by Managers During the Last 5 Years
James Hille Age: 50	Manager	Since 2010	Chief Investment Officer, Texas Christian University, since 2006; Chief Investment Officer, Texas Teachers, 1995-2006.	4
Trustee, Employees Retirement System of Fort Worth, 2007-2011; Board Member, Texas Comptroller’s Investment Advisory Board, since 2007; Trustee, Trinity Valley School, since 2009; Member of Board of Trustee, ASGI Agility Income Fund, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010;  Member of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011; Board Member, Investment Advisory Committee of Employee Retirement System of Texas, since 2011; Trustee, Silver Ventures, Inc., since 2012.

Jonathan Hook Age: 54	Manager	Since 2010	Vice President, Chief Investment Officer, The Ohio State University, since 2008; Chief Investment Officer, Baylor University, 2001-2008.	4
Trustee, ASGI Agility Income Fund, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010;  Member of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011; Member of the Board of Directors, Research Corporation for Science Advancement (RCSA), since 2011.

Dennis Schmal Age: 65	Manager	Since 2011	Self-employed; Board Director and Consultant.	4
Trustee, ASGI Agility Income Fund, since 2011; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2011;  Member of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2008; Director of Grail Advisors ETF Trust (5 Funds) 2009-2011; Director of the Gemwerth Financial GuideMark mutual funds (9 Funds), since 2007; Member of the Board of Directors of Pacific Metrics Corporation, since 2005; Director, Sitoa Global, Inc., since 2012; Director of Varian Semiconductor Equipment Associates, from 2004 to 2011; Director of Merriman Holdings, Inc., since 2003; Director of North Bay Bancorp from 2006 to 2007.

*	Indicates an Interested Manager.

(1)	As of September 30, 2012.

(2)
Each Manager serves until death, retirement, resignation or removal from the Board.  Any Manager may be removed either (a) with or without cause by the vote or written consent of at least two thirds (2/3) of the Managers not subject to the removal vote (but only if there are at least three Managers serving on the Board at the time of such vote or written consent) or (b) with or without cause by, if at a meeting, a vote of the Members holding a majority of the total number of votes present at such meeting or, if by written consent, a vote of Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members.

(3)	The “Fund Complex” is currently comprised of four closed-end registered investment companies.

ASGI Aurora Opportunities Fund, LLC

Supplemental Information (unaudited) (continued)

Principal Officers who are not Managers:

Name and Age(1)	Position(s) with the Funds	Length of Time Served(2)	Principal Occupation During Past Five Years
Michael Roman Age: 32	Treasurer	Since 2010
Treasurer, Wells Fargo Alternative Asset Management, LLC, since 2011; Fund Reporting Manager, Alternative Strategies Group, Inc., since 2007; Senior Analyst, Alternative Strategies Group, Inc., 2006; Senior Financial Analyst, Turbine, Inc; 2003-2006.

Britta Patterson Age: 39	Secretary	Since 2010	Director, Chief Administrative Officer, and Senior Vice President Alternative Strategies Group, Inc., since 2005.
Lloyd Lipsett Age: 48	Assistant Secretary	Since 2010	Vice President, Senior Counsel, Wells Fargo & Company, since 2009; Senior Vice President, Counsel, Wachovia Corporation (predecessor to Wells Fargo & Company), 2004-2009.
Ankit Patel Age: 32	Assistant Treasurer	Since 2010	Senior Fund Reporting Analyst, Alternative Strategies Group, Inc., since 2008; Account Manager, State Street Corporation, 2006-2007; Senior Fund Accountant, State Street Corporation, 2005-2006.
Doretta Dunegan Age: 55	Chief Compliance Officer, Secretary	Since August 1, 2011
Chief Compliance Officer of Alternative Strategies Group, Inc., since 2011;Vice President and Compliance Manager, Wells Fargo Wealth Management since 2004; Chief Compliance Officer of Wells Fargo Alternative Asset Management, LLC,  from 2005 to 2012; Chief Compliance Officer of Nelson Capital Management, LLC from 2005 to 2009.

Yukari Nakano Age: 60	Chief Operating Officer	Since 2010	Chief Operating Officer, Wells Fargo Alternative Asset Management, LLC, since 2011; Senior Vice President (since 2003) and Chief Operating Officer (since 2010), Alternative Strategies Group, Inc.

(1)	As of September 30, 2012.

(2)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting Policies

Information on how the Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (886) 440-7460 and on the SEC’s web site at www.sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ASGI Aurora Opportunities Fund, LLC

By (Signature and Title)* /s/ Adam I. Taback Adam I. Taback, President (principal executive officer)

Date December 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Adam I. Taback Adam I. Taback, President (principal executive officer)

Date December 6, 2012

By (Signature and Title)* /s/ Michael Roman Michael Roman, Treasurer (principal financial officer)

Date December 3, 2012

* Print the name and title of each signing officer under his or her signature.